CONSOLIDATED STATEMENT OF INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing operations
Revenues	$ 35,960,784	$ 21,944,761	$ 14,827,241
Cost of sales	(18,956,674)	(9,978,643)	(7,997,976)
Gross income	17,004,110	11,966,118	6,829,265
Administrative and selling expenses	(2,633,405)	(2,137,249)	(1,624,866)
Other operating income	18,353,204	20,341,015	1,430,737
Other operating expenses	(270,754)	(204,414)	(215,578)
Impairment of property, plant and equipment and intangible assets	(4,404,442)	0	0
CVO receivables update	0	16,947,737	0
Operating income	28,048,713	46,913,207	6,419,558
Loss on net monetary position	(2,431,753)	(6,208,977)	(233,678)
Finance income	3,600,707	3,507,676	2,397,964
Finance expenses	(15,924,867)	(9,692,797)	(1,846,995)
Share of the profit of associates	1,113,297	1,652,445	1,804,460
Income before income tax from continuing operations	14,406,097	36,171,554	8,541,309
Income tax for the year	(5,745,242)	(10,159,632)	(1,663,201)
Income before the year from continuing operations	8,660,855	26,011,922	6,878,108
Discontinued operations
Income after tax for the year from discontinued operations	0	424,850	1,217,236
Net income for the year	8,660,855	26,436,772	8,095,344
Attributable to:
Equity holders of the parent	8,808,815	26,950,818	8,139,817
Non-controlling interests	(147,960)	(514,046)	(44,473)
Net income for the year	$ 8,660,855	$ 26,436,772	$ 8,095,344
Basic and diluted earnings per share (ARS)	$ 5.85	$ 17.91	$ 5.41
Basic and diluted earnings per share from continuing operations (ARS)	$ 5.85	$ 17.62	$ 4.60